Derivative Instrument (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Derivative [Line Items]
Current derivative financial assets		₩ 27,618		₩ 42,107		₩ 12,935
Non-current derivative financial assets		283,415		60,228		19,691
Current derivative financial liabilities		73,064		20,431		71,267
Non-current derivative financial liabilities		96,896		291,732		356,792
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		317,350		153,203		(874,667)
Net income effects of transaction gain (loss)		86,415		147,297		(168,961)
Accumulated other comprehensive income (loss)	[1]	35,727		(6,429)		31,884
Currency forward
Derivative [Line Items]
Current derivative financial assets		21		2,128		45
Non-current derivative financial assets		43,931		12,606		0
Current derivative financial liabilities		7,081		1,956		7,862
Non-current derivative financial liabilities		0		0		1,278
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		24,265		12,632		(41,889)
Net income effects of transaction gain (loss)		12,488		23,991		(28,223)
Accumulated other comprehensive income (loss)	[1]	0		0		0
Currency swap
Derivative [Line Items]
Current derivative financial assets		27,597		39,979		12
Non-current derivative financial assets		229,258		43,436		15,711
Current derivative financial liabilities		59,327		14,881		61,997
Non-current derivative financial liabilities		45,184		233,690		296,098
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		310,732		145,088		(843,747)
Net income effects of transaction gain (loss)		110,813		123,670		(137,376)
Accumulated other comprehensive income (loss)	[1]	38,802		(12,516)		26,810
Interest rate swap
Derivative [Line Items]
Current derivative financial assets		0		0		0
Non-current derivative financial assets		7,592		2,342		2,697
Current derivative financial liabilities		451		1,439		1,408
Non-current derivative financial liabilities		50,756		58,042		59,416
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		(16,231)		(2,949)		6,909
Net income effects of transaction gain (loss)		(36,886)		(364)		(3,362)
Accumulated other comprehensive income (loss)	[1]	(3,075)		6,087		5,074
Others
Derivative [Line Items]
Current derivative financial assets		0	[2]	0	[2]	12,878
Non-current derivative financial assets		2,634	[2]	1,844	[2]	1,283
Current derivative financial liabilities		6,205	[3],[4]	2,155	[3],[4]	0
Non-current derivative financial liabilities		956	[3],[4]	0	[3],[4]	0
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)		(1,416)		(1,568)		4,060
Net income effects of transaction gain (loss)		0		0		0
Accumulated other comprehensive income (loss)	[1]	₩ 0		₩ 0		₩ 0

[1]	For the year ended December 31, 2019, the net gain on valuation of derivatives designated as cash flow hedge of W19,242 million, net of tax, is included in other comprehensive income or loss.
[2]	The Company had a put option to sell shares of DS POWER Co., Ltd. and the fair value of the option is recorded in 'Others' in the prior year. The Company sold their shares during the year ended December 31, 2019. As described in Note 16, the Company has a right to purchase the shares of KOSPO Youngnam Power Co., Ltd., a subsidiary of the Company, and the amount is the fair value of the stock option.
[3]	The Company has an obligation to settle the convertible preferred stock to financial investors pursuant to the settlement contract with Samcheok Eco Materials Co., Ltd. and the fair value of the obligation is recorded in 'Others'
[4]	The Company has granted stock option to Chester Solar IV SpA, a joint venture of the Company, and 4 other third party investors, and recognized its fair value as other derivative liabilities.